Dividends Paid and Proposed	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Dividends paid and proposed
A.3	Dividends paid and proposed
Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	2022 US$m	2021 US$m	2020 US$m

(a) Dividends paid during the financial year
Prior year fully franked final dividend 1	1,018	115	518
Current year fully franked interim dividend 2	2,070	289	248

	3,088	404	766

(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Final dividend 3	2,734	1,018	115

(c) Other information
Current year dividends per share (US cents)	253	135	38

1.	2022: US$1.05, paid on 23 March 2022
2021:	US$0.12, paid on 24 March 2021
2020:	US$0.55, paid on 20 March 2020
2.	2022: US$1.09, paid on 6 October 2022
2021:	US$0.30, paid on 24 September 2021
2020:	US$0.26, paid on 18 September 2020
3.	2022: US$1.44, to be paid on 5 April 2023
2021:	US$1.05, paid on 23 March 2022
2020:	US$0.12, paid on 24 March 2021
The Dividend Reinvestment Plan (DRP) was approved by the shareholders at the Annual General Meeting in 2003 for activation as required to fund future growth. The DRP was reactivated in 2019 and suspended by the Board of Directors on 27 February 2023.